UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2013

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	1,007	$1,057,725
Total Asset-Backed Securities – 0.4%			1,057,725

Common Stocks	Shares
Auto Components — 3.0%
Dana Holding Corp.		59,640	794,405
Delphi Automotive Plc (a)		220,982	6,415,096
Delphi Automotive Plc (a)		11,906	345,642
			7,555,143
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)		6,540	77,957
Capital Markets — 0.2%
E*Trade Financial Corp. (a)		68,100	578,169
Chemicals — 0.2%
CF Industries Holdings, Inc.		1,940	331,662
Huntsman Corp.		12,750	163,200
			494,862
Commercial Banks — 0.3%
CIT Group, Inc. (a)		20,430	698,502
Communications Equipment — 0.3%
Loral Space & Communications Ltd.		11,463	691,219
Containers & Packaging — 0.0%
Smurfit Kappa Plc		3,634	22,909
Diversified Financial Services — 0.7%
Kcad Holdings I Ltd.		210,194,127	1,666,209
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (a)		14,120	299,768
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		67,974	251
Energy Equipment & Services — 1.1%
Laricina Energy Ltd.		35,294	1,452,288
Osum Oil Sands Corp.		74,000	895,580
Transocean Ltd.		8,000	326,640
			2,674,508
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.		70,685	35,342
Media — 1.6%
Belo Corp., Class A		20,724	119,785
Charter Communications, Inc. (a)		59,916	3,756,733
Clear Channel Outdoor Holdings, Inc., Class A (a)		8,934	56,284

Common Stocks	Shares		Value
Media (concluded)
DISH Network Corp., Class A		5,420	$151,977
			4,084,779
Metals & Mining — 0.1%
African Minerals Ltd. (a)		40,400	234,673
Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd (a)		94,000	128,191
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)		36,744	43,402
Ainsworth Lumber Co. Ltd. (a)(b)		41,686	49,240
Western Forest Products, Inc. (a)		147,968	118,907
Western Forest Products, Inc. (a)(b)		41,528	33,372
			244,921
Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)		5,500	448,690
Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		60,342	651,694
SunPower Corp. (a)		123	616
			652,310
Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)		468	14
HMH Holdings/EduMedia (a)		82,415	824
			838
Total Common Stocks – 8.3%			20,589,241

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	210	217,350
7.13%, 3/15/21		295	306,063
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		796	843,760
			1,367,173
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		568	584,996
Series 2, 12.38%, 8/16/15		574	591,561
			1,176,557
Airlines — 2.0%
Continental Airlines, Inc.:
Series 1997-4, Class B, 6.90%, 7/02/18		268	267,785

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
Continental Airlines, Inc. (concluded):
Series 2010-1, Class B, 6.00%, 7/12/20	USD	384	$384,764
Delta Air Lines, Inc.:
Series 2002-1, Class G-1, 6.72%, 7/02/24		555	587,777
Series 2009-1, Class B, 9.75%, 6/17/18		180	192,453
Series 2010-1, Class B, 6.38%, 7/02/17		447	447,000
United Air Lines, Inc., 12.75%, 7/15/12		1,964	1,983,802
US Airways Pass Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		620	638,456
Series 2012-1, Class C, 9.13%, 10/01/15		420	420,000
			4,922,037
Auto Components — 2.2%
Baker Corp. International, Inc., 8.25%, 6/01/19 (b)		190	190,000
Dana Holding Corp., 6.75%, 2/15/21		410	438,700
Delphi Corp., 6.13%, 5/15/21		150	159,750
Icahn Enterprises LP, 8.00%, 1/15/18		2,995	3,170,956
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		355	370,975
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)		40	36,100
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	439	663,732
Titan International, Inc., 7.88%, 10/01/17	USD	430	445,050
			5,475,263
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	277	365,630
7.13%, 8/15/18		221	291,712
			657,342
Biotechnology — 0.1%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (b)	USD	162	162,781
Building Products — 0.7%
Building Materials Corp. of America (b):
7.00%, 2/15/20		500	525,000
6.75%, 5/01/21		860	879,350
Momentive Performance Materials, Inc., 11.50%, 12/01/16		435	326,250
			1,730,600

Corporate Bonds	Par (000)		Value
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13 (c)	USD	650	$651,826
E*Trade Financial Corp.:
12.50%, 11/30/17		980	1,124,550
0.01%, 8/31/19 (b)(d)(e)		226	190,688
KKR Group Finance Co., 6.38%, 9/29/20 (b)		600	645,797
			2,612,861
Chemicals — 4.3%
American Pacific Corp., 9.00%, 2/01/15		800	796,000
Ashland, Inc., 9.13%, 6/01/17		25	27,438
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		455	536,900
Celanese US Holdings LLC, 5.88%, 6/15/21		1,640	1,709,700
Chemtura Corp., 7.88%, 9/01/18		285	295,687
Hexion US Finance Corp.:
6.63%, 4/15/20 (b)		485	491,062
9.00%, 11/15/20		285	248,663
Huntsman International LLC, 8.63%, 3/15/21		155	173,600
Ineos Finance Plc (b):
8.38%, 2/15/19		835	857,962
7.50%, 5/01/20		405	400,950
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		135	121,838
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	350	429,616
Kraton Polymers LLC, 6.75%, 3/01/19	USD	115	117,875
LyondellBasell Industries NV, 5.75%, 4/15/24 (b)		2,515	2,577,875
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		170	163,200
OXEA Finance/Cy SCA, 9.63%, 7/15/17 (b)	EUR	366	477,124
PolyOne Corp., 7.38%, 9/15/20	USD	200	211,000
Solutia, Inc., 7.88%, 3/15/20		565	661,050
TPC Group LLC, 8.25%, 10/01/17		310	325,500
			10,623,040
Commercial Banks — 1.3%
CIT Group, Inc.:
7.00%, 5/02/16 (b)		1,905	1,902,619
5.25%, 3/15/18		510	502,350
5.50%, 2/15/19 (b)		490	476,525
6.00%, 4/01/36		500	449,452
			3,330,946
Commercial Services & Supplies — 2.1%
ARAMARK Corp., 8.50%, 2/01/15		330	337,841
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(f)		405	414,117
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		500	503,570

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	USD	24	$23,040
Casella Waste Systems, Inc., 7.75%, 2/15/19		610	597,800
Clean Harbors, Inc., 7.63%, 8/15/16		320	334,400
Covanta Holding Corp., 6.38%, 10/01/22		585	606,574
Iron Mountain, Inc., 7.75%, 10/01/19		300	319,500
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		420	431,550
Mobile Mini, Inc., 7.88%, 12/01/20		335	351,750
RSC Equipment Rental, Inc., 8.25%, 2/01/21		800	846,000
Verisure Holding AB:
8.75%, 9/01/18	EUR	169	195,908
8.75%, 12/01/18		100	103,248
West Corp., 8.63%, 10/01/18	USD	125	130,312
			5,195,610
Communications Equipment — 0.9%
Avaya, Inc., 9.75%, 11/01/15		650	536,250
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		600	600,000
Frontier Communications Corp., 6.25%, 1/15/13		830	848,675
Hughes Satellite Systems Corp., 6.50%, 6/15/19		340	345,100
			2,330,025
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (e)		200	199,000
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		175	180,687
URS Corp., 5.00%, 4/01/22 (b)		320	316,787
			497,474
Construction Materials — 1.2%
HD Supply, Inc. (b):
8.13%, 4/15/19		1,210	1,261,425
11.00%, 4/15/20		1,280	1,321,600
Xefin Lux SCA:
8.00%, 6/01/18	EUR	200	226,279
8.00%, 6/01/18 (b)		233	263,616
			3,072,920
Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	435	467,625
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		200	200,000

Corporate Bonds	Par (000)		Value
Consumer Finance (concluded)
Ford Motor Credit Co. LLC (concluded):
7.00%, 4/15/15	USD	480	$538,800
12.00%, 5/15/15		670	845,875
6.63%, 8/15/17		131	152,109
			2,204,409
Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc (b):
7.38%, 10/15/17	EUR	335	426,654
9.13%, 10/15/20	USD	205	213,200
9.13%, 10/15/20		365	375,950
Berry Plastics Corp.:
4.35%, 9/15/14 (g)		275	269,156
8.25%, 11/15/15		110	116,325
9.50%, 5/15/18		195	199,875
9.75%, 1/15/21		290	301,600
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	562	611,524
GCL Holdings SCA, 9.38%, 4/15/18 (b)		244	271,536
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	340	374,850
OI European Group BV, 6.88%, 3/31/17	EUR	152	194,056
Sealed Air Corp., 8.38%, 9/15/21 (b)	USD	235	258,500
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		165	163,763
			3,776,989
Diversified Consumer Services — 1.5%
Service Corp. International, 7.00%, 6/15/17		2,800	3,115,000
ServiceMaster Co., 8.00%, 2/15/20		605	634,494
			3,749,494
Diversified Financial Services — 4.2%
Ally Financial, Inc.:
7.50%, 12/31/13		350	371,000
8.00%, 11/01/31		2,705	3,043,125
8.00%, 11/01/31		560	625,892
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	100	122,414
9.88%, 4/30/18	GBP	130	194,345
CNG Holdings, Inc., 9.38%, 5/15/20 (b)	USD	280	281,400
DPL, Inc., 7.25%, 10/15/21 (b)		1,075	1,169,062
General Motors Financial Co., Inc., 6.75%, 6/01/18		270	289,864
Leucadia National Corp., 8.13%, 9/15/15		790	882,825
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16 (b)(c)	EUR	119	151,190

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (concluded):
7.75%, 10/15/16 (c)	EUR	224	$284,593
7.13%, 4/15/19 (b)	USD	230	236,325
9.00%, 4/15/19 (b)		100	96,000
7.88%, 8/15/19 (b)		415	438,863
9.88%, 8/15/19 (b)		1,185	1,182,037
6.88%, 2/15/21 (b)		200	203,000
8.50%, 2/15/21 (b)		125	115,938
WMG Acquisition Corp.:
9.50%, 6/15/16 (b)		110	117,425
11.50%, 10/01/18		535	569,775
			10,375,073
Diversified Telecommunication Services — 1.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,000	770,000
ITC Deltacom, Inc., 10.50%, 4/01/16		260	273,650
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,414	1,414,000
8.63%, 7/15/20 (b)		880	897,600
Windstream Corp.:
8.13%, 8/01/13		400	421,000
7.88%, 11/01/17		360	383,400
			4,159,650
Electric Utilities — 0.8%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,600	1,958,617
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC / CDW Finance Corp., 8.50%, 4/01/19	USD	200	205,500
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	105	134,052
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	215	249,400
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (b)		190	214,225
			803,177
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		150	151,875
Atwood Oceanics, Inc., 6.50%, 2/01/20		130	134,550
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		360	338,400
Compagnie Générale de Géophysique Veritas:
7.75%, 5/15/17		235	242,050
6.50%, 6/01/21		1,150	1,127,000
Forbes Energy Services Ltd., 9.00%, 6/15/19		335	310,713
Frac Tech Services LLC, 8.13%, 11/15/18 (b)		1,615	1,598,850
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (b)		145	145,725

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (b)	USD	290	$284,200
Key Energy Services, Inc., 6.75%, 3/01/21		415	416,556
MEG Energy Corp., 6.50%, 3/15/21 (b)		1,105	1,127,100
Oil States International, Inc., 6.50%, 6/01/19		290	299,425
Peabody Energy Corp.:
6.25%, 11/15/21 (b)		1,285	1,281,787
7.88%, 11/01/26		345	357,075
Precision Drilling Corp.:
6.63%, 11/15/20		140	142,100
6.50%, 12/15/21		275	277,063
			8,234,469
Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20 (b)		345	330,338
Food Products — 0.3%
Darling International, Inc., 8.50%, 12/15/18		105	117,206
Del Monte Corp., 7.63%, 2/15/19		320	310,400
Post Holdings, Inc., 7.38%, 2/15/22 (b)		215	218,763
			646,369
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		180	191,475
10.38%, 10/15/17 (f)		2,550	2,714,156
DJO Finance LLC:
10.88%, 11/15/14		476	484,330
8.75%, 3/15/18 (b)		415	417,075
7.75%, 4/15/18		95	76,713
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		192	200,160
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (b)		600	597,000
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		500	571,250
Teleflex, Inc., 6.88%, 6/01/19		270	286,200
			5,538,359
Health Care Providers & Services — 5.6%
Aviv Healthcare Properties LP:
7.75%, 2/15/19 (b)		140	144,200
7.75%, 2/15/19		380	395,200
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	400	504,492
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	331	484,630
HCA, Inc.:
8.50%, 4/15/19	USD	120	132,450
6.50%, 2/15/20		1,830	1,932,937
7.88%, 2/15/20		85	93,288

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
HCA, Inc. (concluded):
7.25%, 9/15/20	USD	2,405	$2,621,450
5.88%, 3/15/22		250	248,125
IASIS Healthcare LLC, 8.38%, 5/15/19		1,445	1,358,300
INC Research LLC, 11.50%, 7/15/19 (b)		375	354,844
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		115	97,175
Omnicare, Inc., 7.75%, 6/01/20		905	993,238
PSS World Medical, Inc., 6.38%, 3/01/22 (b)		265	267,650
Symbion, Inc., 8.00%, 6/15/16		315	307,125
Tenet Healthcare Corp.:
10.00%, 5/01/18		442	503,880
6.25%, 11/01/18 (b)		300	303,000
8.88%, 7/01/19		2,245	2,497,562
United Surgical Partners International, Inc., 9.00%, 4/01/20 (b)		270	280,125
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (b)		425	416,500
			13,936,171
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,235	2,614,950
Hotels, Restaurants & Leisure — 4.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (b)		265	265,000
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		1,025	1,089,062
10.00%, 12/15/18		3,603	2,432,025
8.50%, 2/15/20 (b)		400	398,500
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		295	293,525
Diamond Resorts Corp., 12.00%, 8/15/18		1,100	1,185,250
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		125	117,187
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	296	348,533
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	250	302,170
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	270	245,700
MGM Resorts International:
10.38%, 5/15/14		175	196,875
4.25%, 4/15/15 (e)		735	726,731
11.13%, 11/15/17		1,315	1,472,800
Travelport LLC:
5.11%, 9/01/14 (g)		165	104,363
9.88%, 9/01/14		35	24,413

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Travelport LLC (concluded):
9.00%, 3/01/16	USD	110	$70,950
6.47%, 12/01/16 (b)(f)		379	273,727
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(h)		315	—
Wynn Las Vegas LLC, 5.38%, 3/15/22 (b)		565	547,344
			10,094,155
Household Durables — 1.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,425	1,535,437
Jarden Corp., 7.50%, 1/15/20	EUR	285	358,746
Libbey Glass, Inc., 6.88%, 5/15/20 (b)	USD	230	230,575
Ryland Group, Inc., 6.63%, 5/01/20		315	316,575
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	276	323,357
Standard Pacific Corp.:
10.75%, 9/15/16	USD	1,285	1,500,238
8.38%, 1/15/21		505	540,350
			4,805,278
Household Products — 0.2%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	130	153,512
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	USD	330	364,650
			518,162
Independent Power Producers & Energy Traders — 3.2%
AES Corp., 7.38%, 7/01/21 (b)		250	270,000
Calpine Corp. (b):
7.25%, 10/15/17		165	174,075
7.50%, 2/15/21		95	99,275
7.88%, 1/15/23		175	185,063
Energy Future Holdings Corp., 10.00%, 1/15/20		1,765	1,875,312
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		2,491	2,684,052
11.75%, 3/01/22 (b)		1,310	1,336,200
Laredo Petroleum, Inc.:
9.50%, 2/15/19		470	521,700
7.38%, 5/01/22 (b)		395	403,887
QEP Resources, Inc., 5.38%, 10/01/22		305	298,138
			7,847,702
Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15		2,190	2,324,137
13.50%, 12/01/15		3,759	3,988,976
			6,313,113
Insurance — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,600	1,660,000

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)	USD	339	$359,340
Genworth Financial, Inc., 7.63%, 9/24/21		390	378,479
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		235	202,100
			2,599,919
IT Services — 2.4%
Alliance Data Systems Corp., 6.38%, 4/01/20 (b)		340	338,300
Epicor Software Corp., 8.63%, 5/01/19		510	511,275
First Data Corp.:
7.38%, 6/15/19 (b)		1,390	1,390,000
8.88%, 8/15/20 (b)		495	528,412
8.25%, 1/15/21 (b)		570	552,900
12.63%, 1/15/21		1,528	1,440,140
SunGard Data Systems, Inc.:
7.38%, 11/15/18		500	508,750
7.63%, 11/15/20		550	563,750
			5,833,527
Machinery — 1.1%
SPX Corp., 6.88%, 9/01/17		160	174,400
UR Financing Escrow Corp. (b):
5.75%, 7/15/18		236	240,130
7.38%, 5/15/20		405	415,125
7.63%, 4/15/22		1,935	1,978,537
			2,808,192
Media — 13.7%
Affinion Group, Inc., 7.88%, 12/15/18		745	629,525
AMC Networks, Inc., 7.75%, 7/15/21 (b)		205	227,550
CCH II LLC, 13.50%, 11/30/16		982	1,100,248
CCO Holdings LLC:
7.38%, 6/01/20		240	256,800
6.50%, 4/30/21		431	440,698
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		950	947,625
Checkout Holding Corp., 10.67%, 11/15/15 (b)(d)		615	239,850
Cinemark USA, Inc., 8.63%, 6/15/19		200	217,500
Clear Channel Communications, Inc., 9.00%, 3/01/21		505	434,300
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,379	1,475,530
7.63%, 3/15/20 (b)		1,819	1,737,145
Series B, 9.25%, 12/15/17		4,816	5,177,200
Cox Enterprises, Inc. (b):
Loan Close 2, 12.00%, 8/15/18		642	646,896

Corporate Bonds	Par (000)		Value
Media (continued)
Cox Enterprises, Inc. (b) (concluded):
Loan Close 3, 12.00%, 8/15/18	USD	734	$739,589
Shares Loan, 12.00%, 8/15/18		757	762,776
CSC Holdings LLC, 8.50%, 4/15/14		370	407,463
DISH DBS Corp., 5.88%, 7/15/22 (b)		190	185,250
Gray Television, Inc., 10.50%, 6/29/15		330	339,900
Harron Communications LP, 9.13%, 4/01/20 (b)		300	314,250
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		830	823,775
Intelsat Luxemburg SA:
11.25%, 6/15/16		1,400	1,461,250
11.25%, 2/04/17		560	550,200
11.50%, 2/04/17 (f)		1,270	1,247,775
Interactive Data Corp., 10.25%, 8/01/18		1,235	1,367,762
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		315	355,163
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	315	405,078
Lamar Media Corp., 5.88%, 2/01/22 (b)	USD	130	130,813
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		675	704,531
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		570	621,300
Nielsen Finance LLC:
11.63%, 2/01/14		45	51,131
7.75%, 10/15/18		2,085	2,241,375
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	189	278,179
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	460	395,600
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(h)		812	406
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)		470	462,950
Unitymedia GmbH:
9.63%, 12/01/19	EUR	158	206,112
9.63%, 12/01/19 (b)		530	691,389
9.50%, 3/15/21		385	497,475
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (b)	USD	540	569,700
8.13%, 12/01/17 (b)	EUR	407	528,418
7.50%, 3/15/19		613	771,239
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	400	432,000
UPCB Finance II Ltd.:
6.38%, 7/01/20	EUR	300	357,040
6.38%, 7/01/20 (b)		753	896,169

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	229	$374,111
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	343	453,808
Ziggo Finance BV, 6.13%, 11/15/17 (b)		612	794,575
			33,949,419
Metals & Mining — 3.9%
Eco-Bat Finance Plc, 7.75%, 2/15/17		435	519,052
FMG Resources August 2006 Property Ltd. (b):
6.88%, 2/01/18	USD	335	329,138
6.88%, 4/01/22		460	442,750
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		275	277,750
Goldcorp, Inc., 2.00%, 8/01/14 (e)		970	1,087,613
Kaiser Aluminum Corp., 8.25%, 6/01/20 (b)		205	206,025
New Gold, Inc., 7.00%, 4/15/20 (b)		140	142,800
New World Resources NV, 7.88%, 5/01/18	EUR	627	715,201
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	USD	1,345	1,674,525
Novelis, Inc., 8.75%, 12/15/20		3,045	3,220,087
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	295	350,177
Taseko Mines Ltd., 7.75%, 4/15/19	USD	385	365,750
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		245	211,925
			9,542,793
Multiline Retail — 1.7%
Dollar General Corp., 11.88%, 7/15/17 (g)		4,007	4,287,530
Oil, Gas & Consumable Fuels — 11.3%
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (e)		255	214,837
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		120	107,400
6.25%, 6/01/21		410	364,900
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		405	423,225
Berry Petroleum Co., 6.38%, 9/15/22		375	382,500
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (b)		235	230,300
CCS, Inc., 11.00%, 11/15/15 (b)		520	538,200
Chaparral Energy, Inc., 7.63%, 11/15/22 (b)		205	209,613
Chesapeake Energy Corp.:
6.63%, 8/15/20		180	169,200

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (concluded):
6.88%, 11/15/20	USD	160	$151,600
6.13%, 2/15/21		545	512,300
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		250	237,500
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		5	4,325
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		103	109,695
Concho Resources, Inc.:
7.00%, 1/15/21		150	160,875
6.50%, 1/15/22		100	104,500
5.50%, 10/01/22		430	422,475
Consol Energy, Inc., 8.25%, 4/01/20		1,800	1,800,000
Continental Resources, Inc., 7.13%, 4/01/21		340	374,000
Copano Energy LLC, 7.13%, 4/01/21		305	314,150
Crosstex Energy LP:
8.88%, 2/15/18		165	173,250
7.13%, 6/01/22 (b)		140	138,950
Crown Oil Partners IV LP, 15.00%, 3/07/15		540	540,090
Denbury Resources, Inc., 8.25%, 2/15/20		42	45,360
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		510	548,250
7.75%, 6/15/19		815	823,150
EV Energy Partners LP, 8.00%, 4/15/19		140	141,400
Everest Acquisition LLC/Everest Acquisition Finance, Inc. (b):
6.88%, 5/01/19		360	369,000
9.38%, 5/01/20		275	281,875
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		690	721,050
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		145	144,275
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		385	396,550
Linn Energy LLC:
6.50%, 5/15/19 (b)		90	87,300
6.25%, 11/01/19 (b)		1,865	1,776,412
8.63%, 4/15/20		205	217,300
7.75%, 2/01/21		185	189,163
MarkWest Energy Partners LP:
6.75%, 11/01/20		45	47,813
6.25%, 6/15/22		75	76,875
Newfield Exploration Co., 6.88%, 2/01/20		715	757,900
Northern Oil and Gas, Inc., 8.00%, 6/01/20 (b)		285	283,575
Oasis Petroleum, Inc.:
7.25%, 2/01/19		300	309,000
6.50%, 11/01/21		270	270,000

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Offshore Group Investments Ltd., 11.50%, 8/01/15 (b)	USD	985	$1,049,025
OGX Petroleo e Gas Participacoes SA (b):
8.50%, 6/01/18		3,705	3,566,062
8.38%, 4/01/22		640	606,400
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		275	264,000
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		1,105	1,121,575
Petrohawk Energy Corp., 7.25%, 8/15/18		290	330,519
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		530	548,550
Pioneer Natural Resources Co.:
6.88%, 5/01/18		425	500,167
7.50%, 1/15/20		135	166,932
Plains Exploration & Production Co.:
6.63%, 5/01/21		540	531,900
6.75%, 2/01/22		50	49,500
Range Resources Corp.:
8.00%, 5/15/19		345	376,050
5.75%, 6/01/21		900	927,000
5.00%, 8/15/22		403	386,880
Samson Investment Co., 9.75%, 2/15/20 (b)		650	646,750
SandRidge Energy, Inc.:
7.50%, 3/15/21		230	223,100
8.13%, 10/15/22 (b)		235	231,475
SESI LLC:
6.38%, 5/01/19		300	315,000
7.13%, 12/15/21 (b)		215	234,350
SM Energy Co.:
6.63%, 2/15/19		120	123,600
6.50%, 11/15/21		240	245,400
Vanguard Natural Resources, 7.88%, 4/01/20		250	246,875
			27,861,243
Paper & Forest Products — 1.2%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)		363	293,684
Boise Paper Holdings LLC:
9.00%, 11/01/17		60	66,150
8.00%, 4/01/20		105	114,975
Clearwater Paper Corp.:
10.63%, 6/15/16		370	412,550
7.13%, 11/01/18		535	563,087
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		315	312,638
NewPage Corp., 11.38%, 12/31/14 (a)(h)		1,935	1,199,700
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		120	112,800
			3,075,584

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA:
9.88%, 8/01/19 (b)	EUR	200	$259,665
9.88%, 8/01/19		100	129,833
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (b)	USD	190	202,350
Spectrum Brands, Inc., 6.75%, 3/15/20 (b)		240	243,000
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		780	795,600
6.75%, 8/15/21		520	477,750
			2,108,198
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		850	894,625
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		1,285	1,288,213
The Rouse Co. LP, 6.75%, 11/09/15		480	501,600
			1,789,813
Real Estate Management & Development — 2.5%
CBRE Services, Inc., 6.63%, 10/15/20		310	330,150
Forest City Enterprises, Inc., 7.63%, 6/01/15		1,325	1,311,750
Realogy Corp.:
11.50%, 4/15/17		360	318,600
12.00%, 4/15/17		90	79,650
7.88%, 2/15/19 (b)		2,185	2,075,750
7.63%, 1/15/20 (b)		465	477,788
9.00%, 1/15/20 (b)		335	335,000
Shea Homes LP, 8.63%, 5/15/19		1,145	1,193,662
			6,122,350
Road & Rail — 1.4%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		115	119,025
Florida East Coast Railway Corp., 8.13%, 2/01/17		410	420,250
Hertz Corp.:
7.50%, 10/15/18		505	525,831
6.75%, 4/15/19 (b)		265	270,963
7.38%, 1/15/21		380	398,525
The Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	172	226,502
8.50%, 7/31/15 (b)		1,225	1,613,169
			3,574,265
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17	USD	540	518,400
Software — 1.1%
Audatex North America, Inc., 6.75%, 6/15/18 (b)		480	494,400

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Software (concluded)
Lawson Software, Inc., 9.38%, 4/01/19 (b)	USD	1,640	$1,689,200
Sophia LP, 9.75%, 1/15/19 (b)		408	423,300
			2,606,900
Specialty Retail — 2.9%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		335	360,125
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		580	580,000
Hillman Group, Inc., 10.88%, 6/01/18		490	510,825
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	480	643,605
Limited Brands, Inc.:
8.50%, 6/15/19	USD	745	876,306
5.63%, 2/15/22		150	151,125
Penske Automotive Group, Inc., 7.75%, 12/15/16		950	983,250
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	370	496,112
QVC, Inc. (b):
7.13%, 4/15/17	USD	210	222,600
7.50%, 10/01/19		565	614,438
7.38%, 10/15/20		270	294,300
Sally Holdings LLC:
6.88%, 11/15/19 (b)		500	532,500
5.75%, 6/01/22		400	404,500
Sonic Automotive, Inc., 9.00%, 3/15/18		345	372,600
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		135	136,013
			7,178,299
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (b)		400	397,000
Trading Companies & Distributors — 0.2%
Aircastle Ltd., 6.75%, 4/15/17 (b)		430	425,700
Russel Metals, Inc., 6.00%, 4/19/22 (b)	CAD	160	157,963
			583,663
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)	USD	398	405,960
Wireless Telecommunication Services — 4.6%
Cricket Communications, Inc.:
7.75%, 5/15/16		226	238,430
7.75%, 10/15/20		70	64,050
Digicel Group Ltd. (b):
8.88%, 1/15/15		635	625,475
9.13%, 1/15/15		1,711	1,684,973
8.25%, 9/01/17		1,135	1,140,675
10.50%, 4/15/18		500	510,000
iPCS, Inc., 2.59%, 5/01/13 (g)		510	499,800

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	300	$375,587
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	710	686,925
NII Capital Corp., 7.63%, 4/01/21		574	483,595
Sprint Capital Corp., 6.88%, 11/15/28		2,070	1,536,975
Sprint Nextel Corp. (b):
9.00%, 11/15/18		1,730	1,872,725
7.00%, 3/01/20		1,590	1,601,925
			11,321,135
Total Corporate Bonds – 104.7%			258,718,919

Floating Rate Loan Interests (g)
Airlines — 0.2%
Delta Air Lines, Inc., Credit - New Term Loan B, 5.50%, 4/20/17		396	393,415
Auto Components — 0.5%
Federal-Mogul Corp., Term Loan B, 2.18%, 12/29/14		898	843,797
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		450	447,750
			1,291,547
Building Products — 0.1%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		318	320,886
Capital Markets — 0.4%
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		600	598,500
New Second Lien Term Loan, 8.25%, 2/28/19		380	382,257
			980,757
Chemicals — 0.5%
Ineos US Finance LLC, 6 year Term Loan, 6.50%, 5/04/18		1,050	1,028,433
PQ Corp. Term Loan B, 3.99%, 7/30/14		313	299,993
			1,328,426
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.22%, 10/24/14		229	215,990
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		1,750	1,750,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		1,045	1,049,180

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
Consumer Finance — 1.5%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17	USD	3,940	$3,632,995
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		135	129,022
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		8	7,404
Term Loan, 2.74% - 2.79%, 7/24/14		76	74,349
			210,775
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		975	948,597
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC:
Extended Term Loan, 4.00%, 7/14/17		251	240,080
Energy Equipment & Services — 1.0%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		1,328	1,354,068
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		965	994,510
Tervita Corp., Incremental Term Loan, 6.50%, 10/17/14		249	248,128
			2,596,706
Food & Staples Retailing — 0.1%
US Foods, Inc. (FKA US Foodservice, Inc.), Term Loan B, 7/03/14		149	144,301
Food Products — 0.1%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		200	201,062
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		440	432,062
Health Care Providers & Services — 0.7%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		335	328,038
Tranche A Additional Term Loan, 7.75%, 3/02/15		382	374,473
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		745	697,720
Wolverine Healthcare, Term Loan B, 6.75%, 5/12/17		345	339,394
			1,739,625

Floating Rate Loan Interests (g)	Par (000)		Value
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18	USD	185	$162,830
Incremental Term Loan B4, 9.50%, 10/31/16		449	451,738
Term Loan B1, 3.24%, 1/28/15		496	452,804
Term Loan B2, 3.24%, 1/28/15		284	259,297
Term Loan B3, 3.24% - 3.47%, 1/28/15		897	818,755
OSI Restaurant Partners LLC:
Revolver, 2.54% - 2.72%, 6/14/13		9	8,330
Term Loan B, 2.56%, 6/14/14		86	84,226
Sabre, Inc., Non Extended Initial Term Loan, 2.24%, 9/30/14		90	85,519
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		788	740,549
Travelport LLC:
Extended Tranche A Term Loan, 6.46%, 9/28/12		174	67,992
Extended Tranche B Term Loan, 13.97%, 12/01/16		552	55,166
			3,187,206
Industrial Conglomerates — 0.2%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		404	402,977
Term Loan, 3.72%, 12/03/14		140	137,266
			540,243
IT Services — 0.3%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		104	98,712
First Data Corp., Extended Term Loan B, 4.25%, 3/23/18		720	650,441
			749,153
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		600	599,665
Machinery — 0.2%
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		544	540,376
Media — 5.2%
Affinion Group, Inc., Term Loan B, 5.00%, 7/16/15		40	36,705

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
Media (concluded)
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.49%, 7/03/14	USD	294	$265,707
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,444	1,381,495
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		400	389,600
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		1,939	1,508,234
Term Loan C, 3.89%, 1/28/16		348	269,127
EMI Music Publishing Ltd., Term Loan B, 1.00%, 11/14/17		510	506,813
HMH Publishing Co. Ltd., Term Loan,0.00%, 6/12/14 (a)(h)		851	471,875
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		5,940	5,886,778
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		379	372,410
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,375	1,401,647
Univision Communications, Inc., Extended Term Loan, 4.49%, 3/31/17		310	284,078
			12,774,469
Metals & Mining — 0.1%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/25/18		390	380,250
Multiline Retail — 0.5%
HEMA Holding BV, Mezzanine, 8.90%, 7/05/17	EUR	1,140	1,184,007
Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17	USD	2,145	2,105,318
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,006	1,005,555
			3,110,873
Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Term Loan, 6.72% - 7.47%, 2/01/13		1,396	697,930
Pharmaceuticals — 0.2%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		384	384,107
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc.:
Term Loan A1, 5.00%, 6/28/13		1,657	1,649,817
Term Loan A2, 7.00%, 6/30/14		5	4,987
			1,654,804

Floating Rate Loan Interests (g)	Par (000)		Value
Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.49%, 10/10/16	USD	104	$94,634
Extended Term Loan, 4.49%, 10/10/16		689	627,822
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		170	167,450
			889,906
Semiconductors & Semiconductor Equipment — 0.0%
NXP B.V., Term Loan A-2, 5.50%, 3/03/17		65	63,824
Software — 0.5%
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18		1,130	1,127,785
Magic Newco LLC, Second Lien Term Loan, 1.00%, 12/06/19		225	217,312
			1,345,097
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 2.99% - 3.22%, 5/29/14		356	331,248
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,050	1,020,252
Wireless Telecommunication Services — 0.1%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		190	186,682
Total Floating Rate Loan Interests – 19.1%			47,116,496

Preferred Securities
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (g)		790	450,513
Total Capital Trusts – 0.2%			450,513

Preferred Stocks		Shares
Auto Components — 0.3%
Dana Holding Corp., 4.00% (b)		7,570	866,765
Diversified Financial Services — 1.3%
Ally Financial, Inc., 7.00% (b)		3,673	3,149,368

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stocks
Total Preferred Stocks – 1.6%		$4,016,133

Trust Preferreds
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	73,960	1,695,163
RBS Capital Funding Trust VII, 6.08%, 12/31/49 (g)	55,500	757,575
Total Trust Preferreds – 1.0%		2,452,738
Total Preferred Securities – 2.8%		6,919,384

Other Interests (i)	Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (a)	USD	2,650	26
Media — 0.0%
Adelphia Escrow (a)		700	7
Adelphia Recovery Trust (a)		878	88
			95
Total Other Interests – 0.0%			121

Warrants (j)	Shares
Health Care Providers & Services — 0.0%
HealthSouth Corp (Expires 1/16/ 14)	29,930	1
Media — 0.1%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)	39,975	234,997
New Vision Holdings LLC (Expires 9/30/14)	15	—
		234,997

Warrants (j)	Shares	Value
Software — 0.0%
Bankruptcy Management Solutions, Inc. Issued/Exercisable 03 /09 /10, 19 Share for 1 Warrant, Expires 3/9/17, Strike Price $12.26	312	$—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 0.02 Shares for 1 Warrant, Expires 3/09/17, Strike Price $12.26)	9,997	—
		—
Total Warrants – 0.1%		234,998

Total Long-Term Investments (Cost – $339,513,934) – 135.4%		334,636,884

Options Purchased	Contracts
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust, Strike Price USD 132.00, Expires 6/16/12	740	214,970
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA (b)	17	—
Total Options Purchased (Cost – $303,020) – 0.1%		214,970
Total Investments Before Options Written (Cost – $339,816,954*) – 135.6%		334,851,854

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Put Options — (0.0)%
SPDR S&P 500 ETF Trust, Strike Price USD 122.00, Expires 6/16/12	740	$(28,860)

Over-the-Counter Credit Default Put Swaptions — (0.0)%	Notional Amount (000)
Sold credit default protection on Dow Jones CDX North America High Yield Index Series 18, Strike Price USD 92, Expires 6/20/12, Broker Credit Suisse International (k)	USD	1,040 (l)	(9,492)
Total Options Written (Premiums Received – $87,360) – 0.0%			(38,352)
Total Investments, Net of Options Written– 135.5%			334,813,502
Liabilities in Excess of Other Assets – (35.5)%			(87,798,604)
Net Assets – 100.0%			$247,014,898

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$340,704,673
Gross unrealized appreciation	$13,452,391
Gross unrealized depreciation	(19,305,210)
Net unrealized depreciation	$(5,852,819)

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(k)	Not rated using Standard & Poor’s (S&P’s) rating of the underlying securities.

(l)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
SPDR	Standard and Poor’s Depositary Receipts
USD	US Dollar

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
89	S&P 500 Index E-Mini	Chicago Mercantile	June 2012	$5,825,940	$90,147

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,546	AUD	67,500	Deutsche Bank AG	7/18/12	$3,052
USD	2,638,633	CAD	2,635,000	Goldman Sachs & Co.	7/18/12	90,059
USD	161,744	CAD	160,000	UBS AG	7/18/12	6,992
USD	4,083,614	GBP	2,559,000	Goldman Sachs & Co.	7/18/12	140,474
EUR	871,000	USD	1,137,642	UBS AG	7/25/12	(60,306)
USD	635,243	EUR	485,000	Citibank NA	7/25/12	35,349
USD	21,492,240	EUR	16,282,000	Citibank NA	7/25/12	1,353,108
USD	186,404	EUR	144,000	UBS AG	7/25/12	8,291
USD	217,151	EUR	168,000	UBS AG	7/25/12	9,352
Total						$1,586,371

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
MGM Resorts International	5.00%	Deutsche Band AG	6/20/15	$95	$(4,936)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$80	(4,856)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$155	(7,563)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$85	(2,272)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$80	(2,685)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$280	21,630
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$125	(9,426)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$250	(22,109)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	$210	(1,652)
Israel Government Bond	1.00%	Deutsche Bank AG	3/20/17	$625	(5,329)
Total					$(39,198)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000) [2]	Unrealized Appreciation (Depreciation)
Air Lease Corp.	5.00%	Goldman Sachs International	2/14/13	NR	$500	$11,858

CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	$3,100	337,631
Aramark Corp.	5.00%	Goldman Sachs International	3/20/16	B	$500	22,358
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B	$300	14,384
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B	$300	12,608
Aramark Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$125	9,147
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B	$125	8,710
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B	$350	13,755
Bausch & Lomb, Inc.	5.00%	Credit Suisse Securities (USA) LLC	3/20/17	B+	$100	6,439
Aramark Corp.	5.00%	Deutsche Bank AG	3/20/17	B	$185	2,977
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B	$430	1,986
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	$1,300	83,079
Hertz Corp.	5.00%	Citibank NA	6/20/17	B+	$165	(5,887)
Goodyear Tire & Rubber Co.	5.00%	Deutsche Bank AG	6/20/17	BB-	$290	(234)
Goodyear Tire & Rubber Co.	5.00%	Goldman Sachs International	6/20/17	BB-	$300	(3,834)
CCO Holding LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	$1,500	59,398
Level 3 Communications Inc.	5.00%	Goldman Sachs International	6/20/19	B-	$900	(13,850)
Total						$560,525

[1]	Using Standard & Poor’s ratings.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000) [2]		Unrealized (Depreciation)
Dow Jones CDX North America High Yield Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	B+	USD	$1,275	$(15,009)
Dow Jones CDX North America High Yield Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	B+	USD	$630	(3,470)
Total							$(18,479)

[1]	Using Standard & Poor’s ratings.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$1,057,725	—	$1,057,725
Common Stocks	$9,866,306	6,672,692	$4,050,243	20,589,241
Corporate Bonds	—	254,606,905	4,112,014	258,718,919
Floating Rate Loan Interests	—	41,127,117	5,989,379	47,116,496
Preferred Securities	2,452,738	4,466,646	—	6,919,384
Other Interests	88	—	33	121
Warrants	—	234,998	—	234,998

Total	$12,319,132	$308,166,083	$14,151,669	$334,636,884

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$195,087	$410,873	$605,960
Equity contracts	$305,117	—	—	305,117
Foreign currency exchange contracts	—	1,646,677	—	1,646,677
Liabilities
Credit contracts	—	(112,604)		(112,604)
Equity contracts	(28,860)	—	—	(28,860)
Foreign currency exchange contracts	—	(60,306)	—	(60,306)
Total	$276,257	$1,668,854	$410,873	$2,355,984

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,283,121	—	—	$3,283,121
Cash pledged as collateral for financial futures contracts	198,000			198,000
Foreign currency	405,174	—	—	405,174
Liabilities:
Cash held as collateral for swaps	(600,000)	—	—	(600,000)
Loan payable	—	$(95,000,000)	—	(95,000,000)
Total	$3,286,295	$(95,000,000)	—	$(91,713,705)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$1,666,209	Market Comparable Companies	EBIDTA Multiple	6.3x	6.3x
Corporate Bonds	3,325,818	Market Comparable Companies	Yield	7.00% - 9.67%	8.73%
Floating Rate Loan Interests	697,930	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$5,689,957

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Probable Outcome	Increase	Decrease

[2]	Unobservable inputs are weighted based on the fair value of the investments included in the range.

[3]

Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	16

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening balance, as of February 29, 2012	$4,138,509	$4,181,040	$5,454,878	$34	$13,774,461
Transfers into Level 3[1]	—	—	1,427,564	—	1,427,564
Transfers out of Level 3[1]	(9)	—	(729,648)	—	(729,657)
Accrued discounts/ premiums	—	768	29,288	—	30,056
Net realized gain (loss)	—	—	8,494	—	8,494
Net change in unrealized appreciation/depreciation[2]	(191,276)	(24,220)	(39,327)	(1)	(254,824)
Purchases	145,977	5,393	420,994	—	572,364
Sales	(42,958)	(50,967)	(582,864)	—	(676,789)
Closing balance, as of May 31, 2012	$4,050,243	$4,112,014	$5,989,379	$33	$14,151,669

[1]	Transfers into and transfers out of level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $(254,823).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening balance, as of February 29, 2012	$216,962
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	193,911
Purchases	—
Issues[4]	—
Sales	—
Settlements[5]	—

Closing balance, as of May 31, 2012	$410,873

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $193,911.

[4]	Issues represent up front cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2012	17

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 25, 2012